Vendor Payables in Trust (Details) - Convertible Debt [Member] $ / shares in Units, $ in Thousands				12 Months Ended
	Jul. 12, 2021 USD ($)	Jun. 07, 2021 USD ($)	Jun. 04, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Apr. 29, 2019
Vendor Trust [Member]
Vendor Payables in Trust (Details) [Line Items]
Contractual interest rates						6.00%
Unpaid Balance				$ 0	$ 111,574
Accrued interest				0	11,840
Repayments of debt					4,500
Deposits for tooling and equipment				8,380
Interest expense				1,812
Accrued Interest at Settlement				1,350	462
Net carrying value					$ 110,224
Total future work outstanding amount	$ 1,167
Payments to settle debt				22,355
Accrued interest				41,776
Payment for exit fee				$ 2,250
Share price (in Dollars per share) | $ / shares				$ 10
Shares issued during period, shares, settlement of future work (in Shares) | shares				838,040
Deposits for research and development, prototype parts and other				$ 8,380
Vendor Trust [Member] | Class A Common Stock [Member]
Vendor Payables in Trust (Details) [Line Items]
Shares issued from conversion (in Shares) | shares				9,618,542
Vendor Trust, Future Services [Member]
Vendor Payables in Trust (Details) [Line Items]
Total future work outstanding amount			$ 14,166
Vendor Trust, Services Performed [Member]
Vendor Payables in Trust (Details) [Line Items]
Total future work outstanding amount			1,901
Gain on forgiveness of vendor interest			$ 1,731
Vendor Trust, Agreements To Settle [Member]
Vendor Payables in Trust (Details) [Line Items]
Number of vendors		2
Payments to settle debt		$ 5,367